Treasury Shares - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥) shares	Feb. 29, 2024 USD ($) shares	Feb. 28, 2023 CNY (¥) shares	Feb. 28, 2022 CNY (¥) shares
Equity [Abstract]
Treasury shares repurchased	25,799	25,799	49,591	1,892,389
Treasury shares repurchased, value	¥ 159	$ 23	¥ 238	¥ 27,794